REGULATORY MATTERS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Total Capital (to Risk Weighted Assets):
Total Capital	$ 40,045	$ 32,086
Total Capital (to risk-weighted assets) ratio	12.46%	10.30%
Minimum amount of capital for adequacy purposes	$ 25,703	$ 24,920
Minimum amount of capital for adequacy purposes, ratio	8.00%	8.00%
Minimum Capital required to be well-capitalized	$ 32,128	$ 31,150
Minimum Capital required to be well-capitalized, ratio	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets):
Tier 1 Capital	$ 36,636	$ 28,344
Tier 1 Capital (to risk-weighted assets) ratio	11.40%	9.10%
Minimum amount of Tier 1 Capital for adequacy purposes	$ 19,277	$ 18,690
Minimum amount of Tier 1 Capital for adequacy purposes, ratio	6.00%	6.00%
Minimum Tier 1 Capital required to be well-capitalized	$ 25,703	$ 24,920
Minimum Tier 1 Capital required to be well-capitalized, ratio	8.00%	8.00%
Common Equity Tier 1 Capital (to risk-weighted assets)
Common Equity Tier 1 Capital	$ 36,636	$ 26,999
Common Equity Tier 1 Capital (to risk-weighted assets) ratio	11.40%	8.67%
Minimum amount of Common Equity Tier 1 Capital for adequacy purposes	$ 14,458	$ 14,018
Minimum amount of Common Equity Tier 1 Capital for adequacy purposes, ratio	4.50%	4.50%
Minimum Common Equity Tier 1 Capital required to be well-capitalized	$ 20,884	$ 20,248
Minimum Common Equity Tier 1 Capital required to be well-capitalized, ratio	6.50%	6.50%
Tier 1 Leverage Ratio (to Adjusted Average Assets):
Tier 1 Leverage ratio	$ 36,636	$ 28,344
Tier 1 Leverage (to adjusted average assets) ratio	9.64%	8.48%
Minimum amount of Tier 1 Leverage for adequacy purposes	$ 15,201	$ 13,364
Minimum amount of Tier 1 Leverage for adequacy purposes, ratio	4.00%	4.00%
Minimum Tier 1 Capital required to be well-capitalized	$ 19,002	$ 16,706
Minimum Tier 1 Leverage required to be well-capitalized, ratio	5.00%	5.00%